Note 9 - Capitalized Software Development (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Capitalized Computer Software, Amortization	$ 156,303	$ 142,014	$ 341,002	$ 271,023	$ 614,130	$ 709,615
Capitalized Computer Software, Impairments					$ 320,311	$ 256,310